9. COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments And Contingencies Tables
Future minimum rental payments

Future minimum rental payments required under this operating lease are as follows:

●	Period ending December 31, 2012	$13,141

●	Period ending December 31, 2013	$53,027

●	Thereafter	$31,311

Future minimum rental payments required under this operating lease are as follows:

●	Period ending December 31, 2012	$2,889

●	Period ending December 31, 2013	$8,667